Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Raw materials	24,181	40,718
Work-in-process	2,529	7,012
Finished goods	5,155	14,611
Total	31,865	62,341